Annual Total Returns- Monthly Rebalance NASDAQ-100 2x Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Monthly Rebalance NASDAQ-100 2x Strategy Fund - Class C	2015	2016	2017	2018	2019	2020
Total	18.96%	10.72%	68.52%	(7.96%)	79.43%	99.48%